UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


                  Investment Company Act file number 811-21117
                                                     ---------

                        UBS Credit Recovery Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2009
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        UBS CREDIT RECOVERY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

                        UBS CREDIT RECOVERY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009








                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital....................     1

Statement of Operations..................................................     2

Statements of Changes in Members' Capital................................     3

Statement of Cash Flows..................................................     4

Financial Highlights ....................................................     5

Notes to Financial Statements............................................     6

Schedule of Portfolio Investments........................................    14

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value
  (cost $372,078,803)                                              $338,221,851
Investments in Other Securities, at fair value
  (cost $179,739)                                                       152,321
Cash and cash equivalents                                           124,872,023
Receivable from Investment Funds                                      7,411,645
Interest receivable                                                       5,026
Unrealized appreciation from foreign currency contracts                   4,141
Other assets                                                             52,334
-------------------------------------------------------------------------------

TOTAL ASSETS                                                        470,719,341
-------------------------------------------------------------------------------

LIABILITIES

Payables:
  Payable for settled foreign currency contract                       1,718,840
  Investment Management Fee                                             557,516
  Management Fee                                                        115,348
  Professional fees                                                      96,197
  Administration fee                                                     84,203
  Other liabilities                                                      32,757
-------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     2,604,861
-------------------------------------------------------------------------------

NET ASSETS                                                         $468,114,480
-------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $501,994,708
Accumulated net unrealized appreciation/(depreciation) on
  investments and other assets and liabilities
  denominated in foreign currencies                                 (33,880,228)
-------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                   $468,114,480
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                            $    22,032
-------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  22,032
-------------------------------------------------------------------------------

EXPENSES

Investment Management Fee                                             3,172,229
Management Fee                                                          656,323
Professional fees                                                       262,829
Administration fee                                                      234,276
Other expenses                                                          205,496
-------------------------------------------------------------------------------

TOTAL EXPENSES                                                        4,531,153
-------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (4,509,121)
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED  GAIN/LOSS FROM INVESTMENTS
Net realized gain/(loss) from:
  Investment funds                                                   (7,765,690)
  Forwards and foreign currency transactions                          1,711,660
Net change in unrealized appreciation/depreciation from
  investment funds, other securities and
  foreign currency contracts and transactions                        38,418,581
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS               32,364,551
-------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                       $27,855,430
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31, 2008 AND PERIOD
                               FROM JANUARY 1, 2009 TO JUNE 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


                                                              UBS FUND ADVISOR,
                                                                   L.L.C.              MEMBERS              TOTAL
---------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2008                              $ 28,234            $562,763,104       $ 562,791,338

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                       (140)            (13,246,010)        (13,246,150)
  Net realized gain/(loss) from investments                           (31)            (18,675,184)        (18,675,215)
  Net change in unrealized
    appreciation/depreciation from investments                     (7,649)           (207,565,484)       (207,573,133)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                      (7,820)           (239,486,678)       (239,494,498)
---------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                 --             301,247,619         301,247,619
Members' withdrawals                                                   --            (205,667,815)       (205,667,815)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                                  --              95,579,804          95,579,804
---------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2008                             $20,414            $418,856,230        $418,876,644
---------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                        (65)             (4,509,056)         (4,509,121)
  Net realized gain/(loss) from investments                          (363)             (6,053,667)         (6,054,030)
  Net change in unrealized appreciation/depreciation from
        investment funds, other securities, and foreign currency
        contracts and transactions                                  1,893              38,416,688          38,418,581
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                         1,465              27,853,965          27,855,430
---------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                 --              21,382,406          21,382,406
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                                  --              21,382,406          21,382,406
---------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2009                                 $21,879            $468,092,601       $ 468,114,480
---------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

--------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                        $ 27,855,430
Adjustments to reconcile net increase in Member's capital derived from operations to net cash provided by operating activities:
  Purchases of investments                                                                       (36,282,817)
  Proceeds from disposition of investments                                                        68,060,333
  Net realized (gain)/loss from investments                                                        7,765,690
  Net change in unrealized appreciation/depreciation from investments                            (38,418,581)
  Changes in assets and liabilities:
   (Increase) decrease in assets:
    Interest receivable                                                                               17,932
    Receivables from Investment Funds                                                             99,561,328
    Other assets                                                                                     (46,514)
   Increase (decrease) in payables:
    Administration fee                                                                               (33,909)
    Forward contract payable                                                                       1,718,840
    Investment Management Fee                                                                       (235,134)
    Management Fee                                                                                   (48,649)
    Professional fees                                                                               (188,914)
    Other liabilities                                                                                 12,985
------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                        129,738,020

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                              21,382,406
Payments on Members' withdrawals                                                                (205,667,815)
------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                           (184,285,409)

Net decrease in cash and cash equivalents                                                        (54,547,389)
Cash and Cash Equivalents--Beginning of Period                                                   179,419,412
------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                        $124,872,023
------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

         June 30, 2009 The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                       PERIOD FROM
                                      JANUARY 1, 2009                           YEARS ENDED DECEMBER 31,
                                    TO JUNE 30, 2009                            ------------------------
                                       (UNAUDITED)        2008            2007            2006            2005            2004
                                    ----------------      ----            ----            ----            ----            ----
         Ratio of net investment
         loss to average net
         assets(b,c)                    (2.07%)a         (1.92%)         (1.93%)         (1.78%)         (1.93%)         (1.97%)

         Ratio of total expenses to
         average net assets(b,c)         2.08%a           2.07%           2.12%           1.99%           2.09%           2.00%

         Portfolio turnover rate        10.73%           33.56%           4.42%           7.60%          24.36%           6.71%

         Total return(d)                 6.42%          (28.77%)         18.54%          15.58%           4.36%           9.96%

         Average debt ratio(b)             --               --            0.24%             --            1.09%             --

         Net asset value at end
         of period                    $468,114,480    $418,876,644    $562,791,338    $275,562,734    $196,934,747   $146,190,291

            (a) Annualized.
            (b) The average net assets used in the above  ratios are  calculated using pre-tender net assets.
            (c) Ratio of total expenses to average net assets and net investment loss does not include the impact of expenses, incentive allocations or incentive fees related to the underlying Investment Funds.
            (d) Total  return  assumes a purchase  of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual Member's ratios and returns may vary from the above based on the timing of capital transactions.

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS Credit Recovery Fund, L.L.C. (the "Fund"), was organized as a limited liability company under the laws of Delaware on April 30, 2002 and commenced operations on August 1, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize total return over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who invest in debt and, to a lesser extent, equity securities ("Obligations"), to take advantage of market opportunities and pricing inefficiencies between the perceived value of an Obligation and its fair value. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, or member along with other investors.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

         The Adviser is a direct wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members once each year, at year-end. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.   PORTFOLIO VALUATION

         The Fund adopted the Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. Under FAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1--quoted prices in active markets for identical securities. LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
         LEVEL 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

         Financial Accounting Standards Board ("FASB") Staff Position ("FSP") 157-4 was issued on April 9, 2009. It provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased and provides guidance on identifying circumstances that indicate a transaction is not orderly. This FSP also expands the quantitative disclosures required by FAS 157. For assets and liabilities measured at fair value on a recurring basis during the period, this FSP requires quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category. "Major category" is defined as major security types as described in FSP FAS 115-2. As a result, the Fund shall now include in its FAS 157 tables the following major security types (noted in FSP FAS 115-2), though additional types may also be necessary:

            a. Equity securities (segregated by industry type, company size, or investment objective)
            b. Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies
            c. Debt securities issued by states of the United States and political subdivisions of the states
            d.  Debt securities issued by foreign governments
            e.  Corporate debt securities
            f.  Residential mortgage-backed securities
            g.  Commercial mortgage-backed securities
            h.  Collateralized debt obligations
            i.  Other debt obligations

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         A detailed depiction of the portfolio broken down into the above mentioned FAS 157 levels can be found in the tables following the Schedule of Portfolio Investments.

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with FAS 157, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

         The fair value of the Fund's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

         B.   INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

         The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income is recorded on the accrual basis.

         C.   FUND EXPENSES

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; interest expense; offering and organization costs; due diligence,

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C.   FUND EXPENSES (CONTINUED)

         including  travel  and  related  expenses;   expenses  of  meetings  of
         Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.   INCOME TAXES

         The Fund has reclassified $4,509,121 and $6,054,030 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the six month period ended June 30, 2009. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2009 and had no effect on net assets.

         The Fund is subject to the provisions of FASB Interpretation 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2008 and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2009, the Fund did not incur any interest or penalties.

         Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.   CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.   REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that PFPC Trust Company (an affiliate of PNC Bank, NA), (the "Custodian") take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         F.   REPURCHASE AGREEMENTS (CONTINUED)

         seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2009, there were no outstanding repurchase agreements.

         G.   USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       RELATED PARTY TRANSACTIONS

         The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's net assets, excluding assets attributable to the Adviser and the Administrator.

         The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Management Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Management Fee and the Investment Management Fee will be paid to the Administrator and Adviser out of the Fund's assets and debited against the Members'
         capital accounts, excluding net assets attributable to the Administrator and the Adviser's capital account. A portion of the Investment Management Fee and the Management Fee is paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase or decrease in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Management Fee which are similarly allocated to all Members other than the Adviser and the Administrator as described above.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2009 to June 30, 2009 were $26,089 which is included in other expenses.

         Other  investment   partnerships  sponsored  by  UBS  Americas  or  its
         affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.       ADMINISTRATION AND CUSTODIAN FEES

         PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as Administrative and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

         The Custodian of the Fund's assets provides custodial services for the Fund.

5.       INVESTMENTS

         As of June 30, 2009, the Fund had investments in Investment Funds, none of which were related parties.

         Aggregate purchases and proceeds from sales of investments for the period from January 1, 2009 to June 30, 2009, amounted to $36,282,817 and $68,060,333, respectively.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2009 will not be finalized by the Fund until after the fiscal year end.

         The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of net assets and

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

5.       INVESTMENTS (CONTINUED)

         performance incentive fees or allocations of 20.00% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement.

6.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

         The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio  positions.  The  Fund  may also  purchase  and sell  forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         On January 1, 2009, the Fund adopted the FASB released Statement of Financial Accounting Standards No. 161 DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures with this Note.

7.       INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

8.       SUBSEQUENT EVENT

         Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

                                                                                                                    REALIZED AND
                                                                                                                     UNREALIZED
                                                                                                       % OF          GAIN/(LOSS)
                                                                                                      MEMBERS'           FROM
            INVESTMENT FUND                                          COST          FAIR VALUE         CAPITAL        INVESTMENTS
 ---------------------------------------------------------       ------------     ------------        --------     -------------
Trilogy Financial Partners, L.P. (a)                             $  6,407,357     $  5,882,168          1.26%      $   (629,884)
Whitebox Hedged High Yield Fund, L.P. (a)                           7,021,518        8,156,274          1.74          2,111,281
Whitebox Hedged High Yield, Ltd. (a)                               30,661,108       22,399,259          4.78          5,816,470
                                                                 ------------     ------------         -----       ------------
  CAPITAL STRUCTURE ARBITRAGE SUBTOTAL                           $ 44,089,983     $ 36,437,701          7.78%      $  7,297,867

European Special Opportunities Fund II, Ltd., Class B (a)          16,424,909       16,563,048          3.54            415,103
Indus Structured Finance Fund, L.P., Class A                       10,183,058        6,792,301          1.45           (320,366)
Marathon Distressed Subprime Fund, L.P.                            20,000,000       15,435,849          3.30            502,694
Marathon Structured Finance Fund L.P. (a)                           8,676,748        7,880,630          1.68           (911,920)
Marathon Structured Finance Fund, L.P. (b)                          2,466,141        1,737,763          0.37           (364,066)
Styx Partners, L.P.                                                43,000,000       48,327,231         10.33           (513,736)
                                                                 ------------     ------------         -----       ------------
  DIRECT LOANS/STRUCTURED FINANCE SUBTOTAL                       $100,750,856     $ 96,736,822         20.67%      $ (1,192,291)

Gramercy Argentina Opportunity Fund, Ltd.                          10,000,000        3,008,651          0.64          1,622,367
Gramercy Emerging Markets 3c7, L.L.C.                               9,132,002        6,035,021          1.29          6,218,665
Gramercy Onshore Fund SPV, L.L.C.                                   8,790,728        4,691,051          1.00         (4,815,956)
Marathon Special Opportunity Fund, L.P.                            20,975,269       21,264,528          4.54          1,693,945
Marathon Special Opportunity Fund, L.P. (b)                         1,685,257        1,782,748          0.38           (178,931)
Marathon Special Opportunity Fund, L.P. (b)                         3,306,160        3,517,725          0.75           (146,554)
Marathon Special Opportunity Fund, L.P. (b)                           989,135          880,760          0.19           (108,375)
Marathon Special Opportunity Fund, L.P. (a)                           338,574          306,509          0.07           (123,371)
Monarch Debt Recovery Fund, L.P.                                    6,750,000       13,123,252          2.81          1,464,707
                                                                 ------------     ------------         -----       ------------
  DISTRESSED CREDIT SUBTOTAL                                     $ 61,967,125     $ 54,610,245         11.67%      $  5,626,497

Ahab Partners, L.P. (a)                                            15,777,279       12,331,450          2.63         (1,954,308)
Brigade Leveraged Capital Structures Fund, L.P.                    31,477,650       32,524,635          6.95          6,742,175
Camulos Partners, L.P. (a)                                         18,313,956        7,090,699          1.51           (188,645)
Canyon Value Realization Fund, L.P.                                 3,293,949        3,833,063          0.82            805,832
Canyon Value Realization Fund, L.P. (b)                             7,784,885        7,734,493          1.65          1,087,743
Claren Road Credit Partners, L.P.                                  24,785,723       32,113,336          6.86          4,685,631
Claren Road Credit Partners, L.P. (L Interest payable)  (b)         5,731,585          918,848          0.20         (4,812,736)
Claren Road Credit Partners, L.P. (L Interest) (b)                    891,653          735,426          0.16          5,017,796
Cyrus Opportunities Fund II, L.P. (b)                                 456,428          421,918          0.09            (26,199)
Cyrus Opportunities Fund II, L.P. (a)                               3,581,304        2,788,300          0.60            173,761
Harbinger Capital Partners Fund I, L.P.                               438,763          886,636          0.19            (14,431)
Harbinger Capital Partners Fund I, L.P. (L Interest)                  689,197        1,028,124          0.22            366,620
Harbinger Capital Partners Special Situations Fund, L.P. (b)        1,328,967        1,265,046          0.27            (63,921)
Harbinger Capital Partners Special Situations Fund, L.P.            4,266,526        6,624,353          1.42            626,934
Harbinger Class PE Holdings (U.S.) Trust                            6,952,974        6,821,403          1.46           (131,571)
Knighthead Domestic Fund, L.P.                                     16,000,000       18,772,489          4.01          4,911,850
Pardus European Special Opportunities Fund, L.P. (a)               13,500,000        4,095,420          0.87            566,109
Redwood Domestic Fund, L.P.                                        10,000,000       10,451,444          2.23          2,904,335
                                                                 ------------     ------------         -----       ------------
  DIVERSIFIED CREDIT SUBTOTAL                                    $165,270,839     $150,437,083         32.14%      $ 20,696,975

Euro Foreign Currency Forward Contract                                     --            4,141            --             71,006

Other Securities                                                      179,739          152,321          0.03            (27,418)
Redeemed Investment Funds                                                  --               --            --           (108,085)
                                                                 ------------     ------------         -----       ------------
TOTAL                                                            $372,258,542     $338,378,313         72.29%      $ 32,364,551
                                                                 ============     ============         =====       ============



                                                                                                                    DOLLAR AMOUNT OF
                                                                   INITIAL                                           FAIR VALUE FOR
                                                                 ACQUISITION                      FIRST AVAILABLE   FIRST AVAILABLE
            INVESTMENT FUND                                         DATE           LIQUIDITY*       REDEMPTION**      REDEMPTION
 ---------------------------------------------------------       -----------    ---------------   ---------------   ----------------
Trilogy Financial Partners, L.P. (a)                               1/1/2003           N/A
Whitebox Hedged High Yield Fund, L.P. (a)                          2/1/2004           N/A
Whitebox Hedged High Yield, Ltd. (a)                               9/1/2005           N/A

  CAPITAL STRUCTURE ARBITRAGE SUBTOTAL

European Special Opportunities Fund II, Ltd., Class B (a)          2/1/2008           N/A
Indus Structured Finance Fund, L.P., Class A                       5/1/2007      Semi-Annually        6/30/2012         6,792,301
Marathon Distressed Subprime Fund, L.P.                            9/1/2007     Every 18 months
Marathon Structured Finance Fund L.P. (a)                          11/1/2004          N/A
Marathon Structured Finance Fund, L.P. (b)                         11/1/2004          N/A
Styx Partners, L.P.                                                8/1/2002        Annually

  DIRECT LOANS/STRUCTURED FINANCE SUBTOTAL

Gramercy Argentina Opportunity Fund, Ltd.                          8/1/2007        Quarterly
Gramercy Emerging Markets 3c7, L.L.C.                              8/1/2007      Semi-Annually
Gramercy Onshore Fund SPV, L.L.C.                                  8/1/2007           N/A
Marathon Special Opportunity Fund, L.P.                            10/1/2002    Every 24 months       9/30/2009***      9,439,744
Marathon Special Opportunity Fund, L.P. (b)                        10/1/2002          N/A
Marathon Special Opportunity Fund, L.P. (b)                        10/1/2002          N/A
Marathon Special Opportunity Fund, L.P. (b)                        10/1/2002          N/A
Marathon Special Opportunity Fund, L.P. (a)                        10/1/2002          N/A
Monarch Debt Recovery Fund, L.P.                                   10/1/2002       Annually

  DISTRESSED CREDIT SUBTOTAL

Ahab Partners, L.P. (a)                                            8/1/2002           N/A
Brigade Leveraged Capital Structures Fund, L.P.                    2/1/2008        Quarterly
Camulos Partners, L.P. (a)                                         2/1/2006           N/A
Canyon Value Realization Fund, L.P.                                8/1/2002        Annually
Canyon Value Realization Fund, L.P. (b)                            8/1/2002           N/A
Claren Road Credit Partners, L.P.                                  10/1/2006       Quarterly
Claren Road Credit Partners, L.P. (L Interest payable)  (b)        10/1/2006          N/A
Claren Road Credit Partners, L.P. (L Interest) (b)                 10/1/2006          N/A
Cyrus Opportunities Fund II, L.P. (b)                              8/1/2002           N/A
Cyrus Opportunities Fund II, L.P. (a)                              8/1/2002           N/A
Harbinger Capital Partners Fund I, L.P.                            8/1/2002        Quarterly
Harbinger Capital Partners Fund I, L.P. (L Interest)               8/1/2006           N/A
Harbinger Capital Partners Special Situations Fund, L.P. (b)       8/1/2006           N/A
Harbinger Capital Partners Special Situations Fund, L.P.           8/1/2006       Anniversary
Harbinger Class PE Holdings (U.S.) Trust                           8/1/2002           N/A
Knighthead Domestic Fund, L.P.                                     6/1/2008     Every 24 months       6/30/2010        18,772,489
Pardus European Special Opportunities Fund, L.P. (a)               2/1/2006           N/A
Redwood Domestic Fund, L.P.                                        10/1/2008    Every 24 months       9/30/2010        10,451,444

  DIVERSIFIED CREDIT SUBTOTAL

Euro Foreign Currency Forward Contract

Other Securities
Redeemed Investment Funds

TOTAL

     The preceding notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

  * Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
 **  Investment Funds with no dates can be redeemed in full.
*** The dollar amount of fair value for the first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.
(a) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(b) A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.


The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


--------------------------------------------------------------------------------------------------------------------

                                                                                        LEVEL 2           LEVEL 3
                                                TOTAL FAIR                            SIGNIFICANT       SIGNIFICANT
                                                 VALUE AT            LEVEL 1           OBSERVABLE       UNOBSERVABLE
DESCRIPTION                                   JUNE 30, 2009       QUOTED PRICES          INPUTS            INPUTS
--------------------------------------------------------------------------------------------------------------------
Capital Structure Arbitrage                    $ 36,437,701         $      --           $    --         $ 36,437,701
Direct Loans/Structured Finance                  96,736,822                --                --           96,736,822
Distressed Credit                                54,610,245                --                --           54,610,245
Diversified Credit                              150,437,083                --                --          150,437,083
Euro Foreign Currency Forward Contract                4,141                --             4,141                   --
Other Securities                                    152,321          152,321                 --                   --
Total Assets                                   $338,378,313         $152,321            $ 4,141         $338,221,851
                                              ----------------------------------------------------------------------

    The preceding notes are an integral part of these financial statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


----------------------------------------------------------------------------------------------------------------------------
                 Balance as                                                                         Transfers
                     of        Accrued     Realized                                                 in and/or   Balance as
                December 31,  discounts/     gain/       Change in unrealized      Net purchases/     out of      June 30,
DESCRIPTION         2008      premiums      (loss)     appreciation/depreciation       (sales)        Level 3      2009
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN
INVESTMENT
STRATEGIES
----------------------------------------------------------------------------------------------------------------------------
     CAPITAL      50,233,342      --      (3,414,350)           10,712,217          (21,093,508)         --      36,437,701
     STRUCTURE
     ARBITRAGE
----------------------------------------------------------------------------------------------------------------------------
     DIRECT      103,777,994      --        (263,727)             (928,564)          (5,848,881)         --      96,736,822
     LOANS /
     STRUCTURED
     FINANCE
----------------------------------------------------------------------------------------------------------------------------
     DISTRESSED
     CREDIT       51,120,715      --      (1,197,329)            6,823,825           (2,136,966)         --      54,610,245
----------------------------------------------------------------------------------------------------------------------------
     DIVERSIFIED
     CREDIT      132,677,350      --      (2,890,284)           23,587,259           (2,937,242)         --     150,437,083
----------------------------------------------------------------------------------------------------------------------------
     TOTAL       337,809,401      --      (7,765,690)           40,194,737          (32,016,597)         --     338,221,851
----------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of June 30, 2009 is $40,433,818.

    The preceding notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Credit Recovery Fund, L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
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By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       September 3, 2009
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* Print the name and title of each signing officer under his or her signature.